DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 20, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Gain (loss) on investments, net	$ (18,900)	$ 24,833		$ 169,888	$ 83,467	$ 141,896
Investment securities pledged as collateral	0			$ 0		741,515
Document Period End Date				Sep. 30, 2017
Investment securities pledged as collateral
Derivative [Line Items]
Gain (loss) on investments, net						$ 141,538
Prepaid forward contracts
Derivative [Line Items]
Unrealized and realized gains (losses) of derivative contracts	55,602			$ (81,905)
Amount of gain (loss) recognized	$ 55,602			$ (81,905)
Cablevision Systems Corporation And Subsidiaries
Derivative [Line Items]
Gain (loss) on investments, net			$ 129,990				$ (30,208)	$ 129,659
Investment securities pledged as collateral							455,386
Cablevision Systems Corporation And Subsidiaries | Investment securities pledged as collateral
Derivative [Line Items]
Gain (loss) on investments, net			129,510				(33,935)	129,832
Cablevision Systems Corporation And Subsidiaries | Prepaid forward contracts
Derivative [Line Items]
Unrealized and realized gains (losses) of derivative contracts			(36,283)				104,927	(45,055)
Amount of gain (loss) recognized			$ (36,283)				$ 104,927	$ (45,055)